Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000026757
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	2.26%	1.73%	3.57%
C000026759
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares with sales load
Average Annual Return, Percent	5.36%	1.93%	3.42%
C000026760
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F Shares with sales load
Average Annual Return, Percent	5.09%	2.51%	3.95%
C000062222
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000177003
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
Without Sales Load [Member] | C000026757
Average Annual Return [Line Items]
Average Annual Return, Percent	7.04%	2.68%	4.05%
Without Sales Load [Member] | C000026759
Average Annual Return [Line Items]
Average Annual Return, Percent	6.36%	1.93%	3.42%
Without Sales Load [Member] | C000026760
Average Annual Return [Line Items]
Average Annual Return, Percent	7.10%	2.71%	4.06%
Without Sales Load [Member] | C000062222
Average Annual Return [Line Items]
Average Annual Return, Percent	7.44%	3.03%	4.39%
Without Sales Load [Member] | C000177003
Average Annual Return [Line Items]
Average Annual Return, Percent	7.52%	3.04%	4.36%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.70%	(0.31%)	1.99%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.70%	(0.31%)	1.99%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.70%	(0.31%)	1.99%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.70%	(0.31%)	1.99%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.70%	(0.31%)	1.99%
FEDERATED INDEX: 25% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/40% Bloomberg US Corporate High Yield 2%
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	8.29%	3.25%	4.46%
FEDERATED INDEX: Morningstar Multisector Bond Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Multisector Bond Funds Category Average
Average Annual Return, Percent	6.61%	2.73%	3.63%
FEDERATED INDEX: 25% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/40% Bloomberg US Corporate High Yield 2%
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	8.29%	3.25%	4.46%
FEDERATED INDEX: Morningstar Multisector Bond Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Multisector Bond Funds Category Average
Average Annual Return, Percent	6.61%	2.73%	3.63%
FEDERATED INDEX: 25% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/40% Bloomberg US Corporate High Yield 2%
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	8.29%	3.25%	4.46%
FEDERATED INDEX: Morningstar Multisector Bond Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Multisector Bond Funds Category Average
Average Annual Return, Percent	6.61%	2.73%	3.63%
FEDERATED INDEX: 25% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/40% Bloomberg US Corporate High Yield 2%
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	8.29%	3.25%	4.46%
FEDERATED INDEX: Morningstar Multisector Bond Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Multisector Bond Funds Category Average
Average Annual Return, Percent	6.61%	2.73%	3.63%
FEDERATED INDEX: 25% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/40% Bloomberg US Corporate High Yield 2%
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	8.29%	3.25%	4.46%
FEDERATED INDEX: Morningstar Multisector Bond Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Multisector Bond Funds Category Average
Average Annual Return, Percent	6.61%	2.73%	3.63%